2018 Balance sheet presentation changes (Table)	12 Months Ended
Dec. 31, 2017
Balance Sheet [Line Items]
Disclosure of 2018 balance sheet presentation upon IFRS 9 adoption [text block]
2018 balance sheet presentation changes
CHF million	31.12.17	31.12.17
	Presentation in the2017 financial statements	Revised presentationapplicable beginning 2018

Assets
Cash and balances at central banks	87,775	87,775
Loans and advances to banks (formerly: Due from banks)	13,739	13,739
Receivables from securities financing transactions (new line)		89,633
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	12,393
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	77,240
Cash collateral receivables on derivative instruments	23,434	23,434
Loans and advances to customers (formerly: Loans)	319,568	318,509
Financial assets held to maturity (superseded)	9,166
Other financial assets measured at amortized cost (new line)		36,861
Total financial assets measured at amortized cost		569,950
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	130,707	126,144
of which: assets pledged as collateral that may be sold or repledged by counterparties	35,363	35,363
Derivative financial instruments (formerly: Positive replacement values)	118,227	118,227
Brokerage receivables (new line, formerly included within Other assets)	n/a	n/a
Financial assets at fair value not held for trading (new line)		58,933
Financial assets designated at fair value	58,933
Total financial assets measured at fair value through profit or loss		303,304
Financial assets available for sale (superseded)	8,665
Financial assets measured at fair value through other comprehensive income (new line)[1]		8,665
Investments in associates	1,018	1,018
Property, equipment and software	8,829	8,829
Goodwill and intangible assets	6,398	6,398
Deferred tax assets	9,844	9,844
Other non-financial assets (new line)		7,633
Total non-financial assets		33,722
Other assets (superseded)	29,706
Total assets	915,642	915,642

Liabilities
Amounts due to banks	7,533	7,533
Payables from securities financing transactions (new line)		17,044
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	1,789
Repurchase agreements (newly included in Payables from securities financing transactions)	15,255
Cash collateral payables on derivative instruments	30,247	30,247
Customer deposits (formerly: Due to customers)	408,999	408,999
Debt issued measured at amortized cost	139,551	139,551
Other financial liabilities measured at amortized cost (new line)		36,337
Total financial liabilities measured at amortized cost		639,711
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)	30,463	30,463
Derivative financial instruments (formerly: Negative replacement values)	116,133	116,133
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)	n/a	n/a
Financial liabilities designated at fair value (superseded)	54,202
Debt issued designated at fair value (new line)		49,502
Other financial liabilities designated at fair value (new line)		16,223
Total financial liabilities measured at fair value through profit or loss		212,322
Provisions	3,133	3,133
Other non-financial liabilities (new line)		9,205
Total non-financial liabilities		12,338
Other liabilities (superseded)	57,064
Total liabilities	864,371	864,371
Total liabilities and equity	915,642	915,642
1 Consists of debt instruments.

UBS AG
Balance Sheet [Line Items]
Disclosure of 2018 balance sheet presentation upon IFRS 9 adoption [text block]
2018 balance sheet presentation changes
CHF million	31.12.17	31.12.17
	Presentation in the2017 financial statements	Revised presentationapplicable beginning 2018

Assets
Cash and balances at central banks	87,775	87,775
Loans and advances to banks (formerly: Due from banks)	13,693	13,693
Receivables from securities financing transactions (new line)		89,633
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	12,393
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	77,240
Cash collateral receivables on derivative instruments	23,434	23,434
Loans and advances to customers (formerly: Loans)	321,718	320,659
Financial assets held to maturity (superseded)	9,166
Other financial assets measured at amortized cost (new line)		36,935
Total financial assets measured at amortized cost		572,129
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	130,807	126,244
of which: assets pledged as collateral that may be sold or repledged by counterparties	35,363	35,363
Derivative financial instruments (formerly: Positive replacement values)	118,229	118,229
Brokerage receivables (new line, formerly included within Other assets)	n/a	n/a
Financial assets at fair value not held for trading (new line)		58,556
Financial assets designated at fair value	58,556
Total financial assets measured at fair value through profit or loss		303,028
Financial assets available for sale (superseded)	8,665
Financial assets measured at fair value through other comprehensive income (new line)[1]		8,665
Investments in associates	1,018	1,018
Property, equipment and software	7,985	7,985
Goodwill and intangible assets	6,398	6,398
Deferred tax assets	9,783	9,783
Other non-financial assets (new line)		7,358
Total non-financial assets		32,541
Other assets (superseded)	29,505
Total assets	916,363	916,363

Liabilities
Amounts due to banks	7,533	7,533
Payables from securities financing transactions (new line)		17,044
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	1,789
Repurchase agreements (newly included in Payables from securities financing transactions)	15,255
Cash collateral payables on derivative instruments	30,247	30,247
Customer deposits (formerly: Due to customers)	447,141	447,141
Debt issued measured at amortized cost	104,749	104,749
Other financial liabilities measured at amortized cost (new line)		37,133
Total financial liabilities measured at amortized cost		643,847
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)	30,463	30,463
Derivative financial instruments (formerly: Negative replacement values)	116,134	116,134
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)	n/a	n/a
Financial liabilities designated at fair value (superseded)	54,202
Debt issued designated at fair value (new line)		49,502
Other financial liabilities designated at fair value (new line)		16,223
Total financial liabilities measured at fair value through profit or loss		212,323
Provisions	3,084	3,084
Other non-financial liabilities (new line)		6,335
Total non-financial liabilities		9,419
Other liabilities (superseded)	54,990
Total liabilities	865,588	865,588
Total liabilities and equity	916,363	916,363
1 Consists of debt instruments.